SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation
Total	¥ 13,983,246	¥ 12,681,141	¥ 6,206,213
Segment reporting
Number of reportable segments | segment	1
Number of geographical segments | segment	0
Cost of revenues
Share-based compensation
Total	¥ 361,951	133,801	28,544
Selling and marketing expenses
Share-based compensation
Total	894,680	489,831	8,573
General and administrative expenses
Share-based compensation
Total	¥ 12,726,615	¥ 12,057,509	¥ 6,169,096